Concentration of major customers and suppliers - Total sales (Details) - Customer Concentration Risk [Member] - item	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Concentration Risk [Line Items]
Number of customers	3	3	4
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	44.00%	36.00%	15.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	33.00%	26.00%	14.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer three
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	20.00%	12.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer four
Concentration Risk [Line Items]
Concentration risk percentage			10.00%